UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        8/14/2002


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           46

Form 13F Information Table Value Total: $         157,544



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMEX TECHNOLOGY SELECT SPDR    COM              81369Y803      291    18400 SH       SOLE                    18400
AMGEN INC                      COM              031162100     2094    50000 SH       SOLE                    50000
ANTEON INTL CORP               COM              03674e108      225     8900 SH       SOLE                     8900
AOL TIME WARNER                COM              00184A105     3018   205200 SH       SOLE                   205200
APPLE COMPUTER INC             COM              037833100     6546   369400 SH       SOLE                   364400              5000
AT&T CORP WIRELESS GROUP       COM              00209A106     1374   234900 SH       SOLE                   224900             10000
BRISTOL MYERS- SQUIBB          COM              110122108     3734   145300 SH       SOLE                   145300
BURLINGTON RESOURCES           COM              122014103     1839    48400 SH       SOLE                    48400
CAMPBELL SOUP CO               COM              134429109     3776   136500 SH       SOLE                   136500
CERIDIAN CP                    COM              156779100     2050   108000 SH       SOLE                   108000
CONAGRA INC                    COM              205887102     3788   137000 SH       SOLE                   137000
DISNEY WALT CO DEL             COM              254687106      195    10300 SH       SOLE                    10300
FOREST OIL CORP                COM              346091705     5700   200500 SH       SOLE                   200500
GENERAL DYNAMICS CORP          COM              369550108     8444    79400 SH       SOLE                    79400
GENERAL ELECTRIC CORP.         COM              369604103     8991   309500 SH       SOLE                   309500
GENERAL MTRS CORP COM          COM              370442105     7403   138500 SH       SOLE                   138500
GENZYME                        COM              372917104     1809    94000 SH       SOLE                    94000
GOLDMAN SACHS                  COM              38141G104     1467    20000 SH       SOLE                    20000
HEALTH MANAGEMENT CL A         COM              421933102     3599   178600 SH       SOLE                   178600
HOME DEPOT INC COM             COM              437076102     2182    59400 SH       SOLE                    59400
HONEYWELL INC COM              COM              438516106     8290   235300 SH       SOLE                   231300              4000
HUMANA INC                     COM              444859102     6263   400700 SH       SOLE                   395700              5000
INTEL CORP.                    COM              458140100     4310   235900 SH       SOLE                   230900              5000
JP MORGAN CHASE                COM              46625H100      461    13600 SH       SOLE                    13600
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     1250    20000 SH       SOLE                    20000
MCDONALDS CORP COM             COM              580135101     2091    73500 SH       SOLE                    70000              3500
MCKESSON HBOC Inc              COM              58155Q103     5477   167500 SH       SOLE                   167500
MERCK & CO INC COM             COM              589331107     1013    20000 SH       SOLE                    20000
MERRILL LYNCH & CO             COM              590188108     4779   118000 SH       SOLE                   118000
MICROSOFT CORP COM             COM              594918104     5350    97800 SH       SOLE                    97800
MORGAN STANLEY DEAN WITTER DIS COM              617446448     4778   110900 SH       SOLE                   110900
MOTOROLA INC COM               COM              620076109      948    65000 SH       SOLE                    65000
MYLAN LABS INC COM             COM              628530107     4239   135200 SH       SOLE                   135200
NASDAQ 100 SHARES              COM              631100104      211     8100 SH       SOLE                     8100
NEWMONT MINING CORP            COM              651639106     6772   257200 SH       SOLE                   252700              4500
NORTHERN TRUST COM             COM              665859104      881    20000 SH       SOLE                    20000
ORACLE SYSTEMS CORP            COM              68389X105     1165   123000 SH       SOLE                   123000
PHILLIPS PETROLEUM             COM              718507106     4139    70300 SH       SOLE                    68300              2000
RAYTHEON CO                    COM              755111507     7800   191400 SH       SOLE                   188400              3000
SCHERING PLOUGH CORP           COM              806605101      984    40000 SH       SOLE                    40000
STATE STREET BOSTON CORP       COM              857477103     1855    41500 SH       SOLE                    41500
SUN MICROSYSTEMS               COM              866810104     3492   697000 SH       SOLE                   685000             12000
TEXAS INSTRUMENTS              COM              882508104     3977   167800 SH       SOLE                   167800
TVX GOLD INC                   COM              87308k309       92    65900 SH       SOLE                    65900
UNITED TECHNOLOGIES CORP       COM              913017109     3395    50000 SH       SOLE                    50000
YAHOO! INC                     COM              984332106     5008   339300 SH       SOLE                   334300              5000